Loans and Related Allowance for Credit Losses, Credit Quality Indicators for Other Consumer Loans by Vintage (Details) - Total Consumer [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	$ 386,272	$ 378,586
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Loan charge-offs, loans	3,944	4,118
Other consumer [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	2,146	1,867
Term loans by origination year, fiscal year before current fiscal year, finance receivable	978	1,867
Term loans by origination year, two years before current fiscal year, finance receivable	947	1,184
Term loans by origination year, three years before current fiscal year, finance receivable	578	291
Term loans by origination year, four years before current fiscal year, finance receivable	140	81
Term loans by origination year, more than five years before current fiscal year, finance receivable	54	62
Revolving loans, finance receivable	29,097	23,930
Revolving loans converted to term loans, finance receivable	115	126
Total loans	34,055	29,408
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, charge-offs	147	150
Term loans by origination year, fiscal year before current fiscal year, charge-offs	68	165
Term loans by origination year, two years before current fiscal year, charge-offs	100	127
Term loans by origination year, three years before current fiscal year, charge-offs	63	31
Term loans by origination year, four years before current fiscal year, charge-offs	13	5
Term loans by origination year, more than five years before current fiscal year, charge-offs	3	6
Revolving loans, charge-offs	58	66
Revolving loans converted to term loans, charge-offs	7	10
Loan charge-offs, loans	459	560
Other consumer [Member] | FICO 740 or more [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	1,493	1,360
Term loans by origination year, fiscal year before current fiscal year, finance receivable	612	868
Term loans by origination year, two years before current fiscal year, finance receivable	389	452
Term loans by origination year, three years before current fiscal year, finance receivable	205	119
Term loans by origination year, four years before current fiscal year, finance receivable	62	48
Term loans by origination year, more than five years before current fiscal year, finance receivable	22	26
Revolving loans, finance receivable	784	961
Revolving loans converted to term loans, finance receivable	34	41
Total loans	3,601	3,875
Other consumer [Member] | FICO 700 to 739 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	357	280
Term loans by origination year, fiscal year before current fiscal year, finance receivable	179	368
Term loans by origination year, two years before current fiscal year, finance receivable	184	207
Term loans by origination year, three years before current fiscal year, finance receivable	98	50
Term loans by origination year, four years before current fiscal year, finance receivable	21	14
Term loans by origination year, more than five years before current fiscal year, finance receivable	8	10
Revolving loans, finance receivable	396	433
Revolving loans converted to term loans, finance receivable	16	17
Total loans	1,259	1,379
Other consumer [Member] | FICO 660 to 699 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	162	110
Term loans by origination year, fiscal year before current fiscal year, finance receivable	101	304
Term loans by origination year, two years before current fiscal year, finance receivable	164	201
Term loans by origination year, three years before current fiscal year, finance receivable	97	44
Term loans by origination year, four years before current fiscal year, finance receivable	20	6
Term loans by origination year, more than five years before current fiscal year, finance receivable	6	8
Revolving loans, finance receivable	300	335
Revolving loans converted to term loans, finance receivable	11	17
Total loans	861	1,025
Other consumer [Member] | FICO 620 to 659 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	39	24
Term loans by origination year, fiscal year before current fiscal year, finance receivable	32	114
Term loans by origination year, two years before current fiscal year, finance receivable	72	93
Term loans by origination year, three years before current fiscal year, finance receivable	47	29
Term loans by origination year, four years before current fiscal year, finance receivable	10	3
Term loans by origination year, more than five years before current fiscal year, finance receivable	3	5
Revolving loans, finance receivable	112	127
Revolving loans converted to term loans, finance receivable	10	11
Total loans	325	406
Other consumer [Member] | FICO less than 620 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	24	14
Term loans by origination year, fiscal year before current fiscal year, finance receivable	33	120
Term loans by origination year, two years before current fiscal year, finance receivable	91	112
Term loans by origination year, three years before current fiscal year, finance receivable	66	29
Term loans by origination year, four years before current fiscal year, finance receivable	13	4
Term loans by origination year, more than five years before current fiscal year, finance receivable	5	7
Revolving loans, finance receivable	132	138
Revolving loans converted to term loans, finance receivable	17	16
Total loans	381	440
Other consumer [Member] | No FICO available [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	71	79
Term loans by origination year, fiscal year before current fiscal year, finance receivable	21	93
Term loans by origination year, two years before current fiscal year, finance receivable	47	119
Term loans by origination year, three years before current fiscal year, finance receivable	65	20
Term loans by origination year, four years before current fiscal year, finance receivable	14	6
Term loans by origination year, more than five years before current fiscal year, finance receivable	10	6
Revolving loans, finance receivable	27,373	21,936
Revolving loans converted to term loans, finance receivable	27	24
Total loans	27,628	22,283
Other consumer [Member] | Current-29 days past due and still accruing [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	2,134	1,860
Term loans by origination year, fiscal year before current fiscal year, finance receivable	967	1,835
Term loans by origination year, two years before current fiscal year, finance receivable	926	1,160
Term loans by origination year, three years before current fiscal year, finance receivable	565	286
Term loans by origination year, four years before current fiscal year, finance receivable	137	80
Term loans by origination year, more than five years before current fiscal year, finance receivable	52	59
Revolving loans, finance receivable	29,074	23,903
Revolving loans converted to term loans, finance receivable	103	112
Total loans	33,958	29,295
Other consumer [Member] | 30 to 89 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	9	5
Term loans by origination year, fiscal year before current fiscal year, finance receivable	8	23
Term loans by origination year, two years before current fiscal year, finance receivable	15	17
Term loans by origination year, three years before current fiscal year, finance receivable	9	3
Term loans by origination year, four years before current fiscal year, finance receivable	2	1
Term loans by origination year, more than five years before current fiscal year, finance receivable	2	2
Revolving loans, finance receivable	11	14
Revolving loans converted to term loans, finance receivable	5	6
Total loans	61	71
Other consumer [Member] | 90 days or more past due and still accruing [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	3	2
Term loans by origination year, fiscal year before current fiscal year, finance receivable	3	9
Term loans by origination year, two years before current fiscal year, finance receivable	6	7
Term loans by origination year, three years before current fiscal year, finance receivable	4	2
Term loans by origination year, four years before current fiscal year, finance receivable	1	0
Term loans by origination year, more than five years before current fiscal year, finance receivable	0	1
Revolving loans, finance receivable	12	13
Revolving loans converted to term loans, finance receivable	7	8
Total loans	$ 36	$ 42
Overdraft [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, threshold period past due, writeoff	60 days	60 days